Basis of Presentation and Going Concern	9 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Going Concern
1.  Basis of Presentation and Going Concern

Interim Financial Information

The accompanying unaudited condensed consolidated interim financial statements of Nephros, Inc. and its wholly owned subsidiary, Nephros International Limited (collectively, the “Company” or “Nephros”) should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s 2012 Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 4, 2013. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 and Article 10 of Regulation S-X. Accordingly, since they are interim statements, the accompanying condensed consolidated financial statements do not include all of the information and notes required by GAAP for a complete financial statement presentation. The condensed consolidated balance sheet as of December 31, 2012 was derived from the Company’s audited consolidated financial statements but does not include all disclosures required by GAAP. In the opinion of management, the interim condensed consolidated financial statements reflect all adjustments consisting of normal, recurring adjustments that are necessary for a fair presentation of the financial position, results of operations and cash flows for the condensed consolidated interim periods presented. Interim results are not necessarily indicative of results for a full year. Certain reclassifications were made to the prior year’s amounts to conform to the 2013 presentation. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates.

Going Concern and Management’s Response

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company’s recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern. The Company’s condensed consolidated interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company has incurred significant losses in operations in each quarter since inception. For the nine months ended September 30, 2013 and 2012, the Company has incurred net losses of $2,523,000 and $2,164,000, respectively. To become profitable, the Company must increase revenue substantially and achieve and maintain positive gross and operating margins. If the Company is not able to increase revenue and gross and operating margins sufficiently to achieve profitability, its results of operations and financial condition will be materially and adversely affected.

On February 4, 2013, the Company issued a senior secured note (“Senior Secured Note”) to Lambda Investors LLC in the principal amount of $1.3 million. The note bore interest at the rate of 12% per annum and was to mature on August 4, 2013, at which time all principal and accrued interest would be due. However, the Company agreed to prepay, without penalty, amounts due under the note, including accrued interest, with the cash proceeds from a rights offering prior to the maturity date. The note was secured by a first priority lien on all of the Company’s property, including its intellectual property. In addition, the Company agreed to extend by one year the expiration date of all of Lambda’s outstanding warrants.

On March 4, 2013, the Company filed a Registration Statement on Form S-1 in connection with a $3 million rights offering (the “Rights Offering”). On April 17, 2013, the Company’s Registration Statement on Form S-1 related to the Rights Offering was declared effective by the SEC.

The Rights Offering commenced on April 17, 2013 and expired on May 17, 2013. All of the Company’s stockholders and warrant holders were eligible to participate in the Rights Offering on a pro rata basis based upon their proportionate ownership of the Company’s common stock on a fully-diluted basis. Pursuant to the Rights Offering, the Company distributed to holders of its common stock and/or warrants one non-transferable subscription right for each share of common stock, and each share of common stock underlying a warrant, held as of April 4, 2013. Each right entitled the holder to purchase 0.18776 of a share of the Company’s common stock at a subscription price of $0.60 per share. The Company rounded up any fractional shares to the nearest whole share.

On May 22, 2013 the Company completed its Rights Offering which resulted in gross proceeds of $3.0 million. The aggregate net proceeds were approximately $1.4 million, after deducting the repayment of the $1.3 million Senior Secured Note, plus $46,800 of accrued interest thereon, issued to Lambda Investors, LLC, the payment of an 8% sourcing/transaction fee ($104,000) in respect of the Senior Secured Note and an aggregate of $100,000 for reimbursement of Lambda Investors’ legal fees incurred in connection with the Senior Secured Note and the Rights Offering.

On October 30, 2013, the Company filed a Current Report on Form 8-K announcing the voluntary recalls of its point of use (POU) and DSU in-line ultrafilters used in hospital water treatment applications. As a result, the Company has recalled all production lots of its POU filters, and also requested that customers remove and discard certain labeling/promotional materials for the products. In addition, the Company also requested, for the DSU in-line ultrafilter, that customers remove and discard certain labeling/promotional materials for the product.  These voluntary recalls do not affect the Company’s dialysis products.  The condensed consolidated interim financial statements for the period ended September 30, 2013 include product revenues and cost of goods sold adjustments of approximately $127,000 and $27,000, respectively, reflecting estimates of the financial impact of product recalled notified to the Company. The Company is unable to predict at this time what additional effect this recall might have on its business, financial condition, future prospects or reputation or whether the Company may be subject to future actions from the U.S. Food and Drug Administration.

On November 12, 2013, we issued a senior secured note to Lambda Investors LLC in the principal amount of $1.5 million. The note bears interest at the rate of 12% per annum and matures on May 12, 2014, at which time all principal and accrued interest will be due. We have agreed to prepay amounts due under the note with the cash proceeds from (a) a rights offering, (b) any other equity or debt financing, or (c) the issuance or incurrence of any other indebtedness or the sale of any assets outside the ordinary course of business, in each case prior to the maturity date. If we do not pay principal and interest under the note when due, the interest rate increases to 16% per annum. In addition, we have undertaken to conduct a $2.75 million rights offering of common stock. We expect the offering price will be $0.30 per share. All of our stockholders and warrantholders will be eligible to participate in the offering on a pro rata basis based upon their proportionate ownership of our common stock, calculated on an as converted to common stock, fully-diluted basis. In connection with the note and the rights offering, we have agreed to pay Lambda Investors an 8%, or $120,000, sourcing/transaction fee. In addition, we will pay Lambda Investors’ legal fees and other expenses incurred in connection with the note and rights offering in the amount of $75,000.  The warrants held by Lambda Investors have an exercise price of $0.40 per share and certain warrants have full ratchet anti-dilution protection.  The full ratchet anti-dilution protection for certain warrants will be triggered in connection with the rights offering as the $0.30 per share price is less than the $0.40 exercise price for these warrants.  In connection with the proposed rights offering, the Company agreed to amend the expiration date of the existing warrants held by Lambda Investors from March 10, 2017 to the date which is the five year anniversary of the closing of the rights offering.  Subject to the satisfaction of certain conditions, Lambda Investors has advised us that it intends to exercise its basic subscription privilege in full.  To the extent that after the closing of the rights offering there still remain unsubscribed shares, Lambda Investors will have the right, at its option, to purchase any or all such remaining unsubscribed shares within ten days of the closing of the rights offering.  In connection with the rights offering, we will file a registration statement on Form S-1, as may be amended, with the Securities and Exchange Commission.

There can be no assurance that the Company’s future cash flow will be sufficient to meet its obligations and commitments. If the Company is unable to generate sufficient cash flow from operations in the future to service its commitments the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities or ceasing its operations. There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.